SCHEDULE OF EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Accounting Policies [Abstract]
Net income attributable to ordinary shareholders	$ 4,595,982	$ 6,237,488	$ 4,590,803
Weighted-average number of ordinary shares outstanding – basic	9,139,600	8,360,774	6,615,833
Outstanding options	58,507	35,290	35,967
Outstanding warrants			54,435
Potentially dilutive shares from outstanding options and warrants	58,507	35,290	90,402
Weighted-average number of ordinary shares outstanding – diluted	9,198,107	8,396,064	6,706,235
Earnings per share – basic	$ 0.50	$ 0.75	$ 0.69
Earnings per share – diluted	$ 0.50	$ 0.74	$ 0.68